Asset Retirement Obligations	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

C. Asset Retirement Obligations

Alcoa Corporation has recorded AROs related to legal obligations associated with the normal operations of bauxite mining, alumina refining, and aluminum smelting facilities. These AROs consist primarily of costs associated with spent pot lining disposal, closure of bauxite residue areas, mine reclamation, and landfill closure. Alcoa Corporation also recognizes AROs for any significant lease restoration obligation, if required by a lease agreement, and for the disposal of regulated waste materials related to the demolition of certain power facilities.

In addition to AROs, certain CAROs related to alumina refineries, aluminum smelters, power and rolled products facilities have not been recorded in the Combined Financial Statements of Alcoa Corporation due to uncertainties surrounding the ultimate settlement date. Such uncertainties exist as a result of the perpetual nature of the structures, maintenance and upgrade programs, and other factors. At the date a reasonable estimate of the ultimate settlement date can be made (e.g., planned demolition), Alcoa Corporation would record an ARO for the removal, treatment, transportation, storage, and/or disposal of various regulated assets and hazardous materials such as asbestos, underground and aboveground storage tanks, PCBs, various process residuals, solid wastes, electronic equipment waste, and various other materials. If Alcoa Corporation was required to demolish all such structures immediately, the estimated CARO as of December 31, 2015 ranges from $3 to $28 per structure (25 structures) in today’s dollars.

The following table details the carrying value of recorded AROs by major category (of which $96 and $77 was classified as a current liability as of December 31, 2015 and 2014, respectively):

December 31,	2015	2014
Spent pot lining disposal	$141	$170
Closure of bauxite residue areas	165	178
Mine reclamation	191	167
Demolition*	103	103
Landfill closure	29	30
Other	6	—

	$635	$648

*	In 2015 and 2014, AROs were recorded as a result of management’s decision to permanently shut down and demolish certain structures (See Note D).

The following table details the changes in the total carrying value of recorded AROs:

December 31,	2015	2014
Balance at beginning of year	$648	$620
Accretion expense	18	23
Payments	(72)	(83)
Liabilities incurred	96	137
Divestitures*	—	(20)
Foreign currency translation and other	(55)	(29)

Balance at end of year	$635	$648

*	In 2014, this amount relates to the sale of an interest in a bauxite mine and alumina refinery in Jamaica and a smelter in the United States (see Note F).